Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0002127043
Registrant Name	Jersey Mike's Subs Inc.
Registration File Number	333-297228
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES